UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06322
Delaware Pooled® Trust
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class A : DPREX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class A) returned 11.13% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class A) – including sales charge	4.74%	7.38%	5.22%
Nomura Global Listed Real Assets Fund (Class A) – excluding sales charge	11.13%	8.66%	5.85%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5023739)
TSAR-DPREX-1225

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class C : DPRCX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class C) returned 10.31% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class C) – including sales charge	9.31%	7.85%	5.06%
Nomura Global Listed Real Assets Fund (Class C) – excluding sales charge	10.31%	7.85%	5.06%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5023739)
TSAR-DPRCX-1225

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class R : DPRRX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.43%
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class R) returned 10.89% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Class R) – including sales charge	10.89%	8.41%	5.59%
Nomura Global Listed Real Assets Fund (Class R) – excluding sales charge	10.89%	8.41%	5.59%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5023739)
TSAR-DPRRX-1225

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Institutional Class : DPRSX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.93%
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Institutional Class) returned 11.49% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period October 31, 2015, through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	10 year
Nomura Global Listed Real Assets Fund (Institutional Class) – including sales charge	11.49%	8.95%	6.13%
Nomura Global Listed Real Assets Fund (Institutional Class) – excluding sales charge	11.49%	8.95%	6.13%
MSCI ACWI Index (net)	22.64%	14.61%	11.31%
MSCI ACWI Index (gross)	23.19%	15.14%	11.87%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	2.42%
S&P Global Infrastructure Index (net)	16.99%	12.81%	7.43%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	3.02%
S&P Global Natural Resources Index (net)	10.58%	14.16%	8.61%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.90% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5023739)
TSAR-DPRSX-1225

Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Class R6 : DPRDX
Annual shareholder report | October 31, 2025
This annual shareholder report contains important information about Nomura Global Listed Real Assets Fund (Fund) for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.83%
Management's discussion of Fund performance
Performance highlights
Nomura Global Listed Real Assets Fund (Class R6) returned 11.56% (excluding sales charge) for the 12 months ended October 31, 2025. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 22.64% and 23.19%, respectively, while the Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year, supported by stabilizing inflation expectations and a broad trend of monetary easing by central banks globally.
Real asset equities and real asset credit generally drove outperformance relative to inflation-linked bonds as the momentum behind strong corporate earnings and falling yields helped propel risk assets forward.
Relative to the Fund's narrowly based index:
Overweight to real asset equities, including infrastructure, natural resources, and real estate
Overweight to real asset credit
Top detractors from performance:
The Fund’s allocation to real estate underperformed the Fund’s broad-based index.
The Fund’s allocation to inflation-linked fixed income underperformed the Fund’s narrowly based index.
Security selection within inflation-linked fixed income slightly detracted.
Within sectors, paper and forest products as well as containers and packaging detracted.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period August 31, 2016 (Class R6's inception), through October 31, 2025
Average annual total returns (as of October 31, 2025)	1 year	5 year	Since inception (8/31/16)
Nomura Global Listed Real Assets Fund (Class R6) – including sales charge	11.56%	9.04%	5.48%
Nomura Global Listed Real Assets Fund (Class R6) – excluding sales charge	11.56%	9.04%	5.48%
MSCI ACWI Index (net)	22.64%	14.61%	12.01%
MSCI ACWI Index (gross)	23.19%	15.14%	12.56%
Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD	3.49%	-0.71%	1.47%
S&P Global Infrastructure Index (net)	16.99%	12.81%	8.24%
FTSE EPRA Nareit Developed Index (net)	3.42%	5.89%	2.25%
S&P Global Natural Resources Index (net)	10.58%	14.16%	7.39%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit nomuraassetmanagement.com/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund statistics (as of October 31, 2025)
Fund net assets	$108,493,445
Total number of portfolio holdings*	257
Total advisory fees paid (during reporting period)	$510,846
Portfolio turnover rate	61%
*	Excludes cash and cash equivalents.
Fund holdings (as of October 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	64.64%
US Treasury Obligations	11.06%
Corporate Bonds	8.91%
Sovereign Bonds	8.77%
Exchange-Traded Fund	2.74%
Loan Agreements	1.01%
Non-Agency Commercial Mortgage-Backed Securities	0.79%
Top 10 equity holdings
Equinix	1.70%
Welltower	1.44%
Shell	1.33%
Newmont	1.27%
Enbridge	1.17%
Steel Dynamics	1.10%
Nutrien	1.04%
Ventas	0.97%
NextEra Energy	0.92%
National Grid	0.90%
Material Fund changes
Effective October 1, 2025, Van Eck Associates Corporation, located at 666 Third Avenue, New York, NY, 10017 ("Van Eck"), became an additional sub-adviser to the Fund. There were no changes to the Fund’s investment objective in connection with this addition. On such date, the Fund’s principal investment strategies section was revised to note that the Fund’s manager may seek investment advice and recommendations and implement model portfolio information from Van Eck for natural resources securities.
Effective February 27, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.80% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Listed Real Assets Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 2, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Changes in and disagreements with accountants
During the reporting period, there was a change in the Fund’s independent registered public accounting firm. On September 9, 2025, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm. There were no disagreements with PwC during the Fund’s two most recent fiscal years or the subsequent interim period through September 9, 2025.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5023739)
TSAR-DPRDX-1225

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Nomura Funds Internet Web site at https://global.nomuraassetmanagement.com/about/business-ethics. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $62,500 for 2025 and $46,000 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $1,374,878 for 2024. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $14,000 for 2025 and $5,171 for 2024. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Nomura Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $16,391,075 for 2025 and $17,300,000 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Nomura Global Listed Real Assets Fund
(formerly, Macquarie Global Listed Real Assets Fund)
Financial statements and other information
For the year ended October 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.

Schedule of investments
Nomura Global Listed Real Assets Fund	October 31, 2025
	Principal amount°	Value (US $)
Corporate Bonds — 8.91%
Basic Industry — 0.88%
Capstone Copper 144A 6.75% 3/31/33 #	185,000	$ 191,575
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	220,105
Fortescue Treasury
144A 5.875% 4/15/30 #	75,000	77,438
144A 6.125% 4/15/32 #	200,000	208,843
Novelis
144A 3.875% 8/15/31 #	175,000	160,483
144A 4.75% 1/30/30 #	100,000	96,724
		955,168
Capital Goods — 1.14%
Ball 3.125% 9/15/31	290,000	264,477
Bombardier
144A 7.25% 7/1/31 #	195,000	207,221
144A 8.75% 11/15/30 #	120,000	129,570

Clean Harbors 144A 5.125% 7/15/29 #	130,000	129,918
Sealed Air
144A 4.00% 12/1/27 #	120,000	118,338
144A 5.00% 4/15/29 #	135,000	134,138

Terex 144A 6.25% 10/15/32 #	245,000	248,752
		1,232,414
Communications — 1.94%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	237,040
CMG Media 144A 8.875% 6/18/29 #	145,000	127,487
CSC Holdings 144A 4.50% 11/15/31 #	200,000	122,748
Frontier Communications Holdings 144A 5.875% 10/15/27 #	203,000	202,971
Gray Media
144A 5.375% 11/15/31 #	185,000	128,646
144A 7.25% 8/15/33 #	25,000	24,503

Lamar Media 3.75% 2/15/28	120,000	116,783
Nexstar Media 144A 5.625% 7/15/27 #	143,000	143,031
Outfront Media Capital 144A 4.625% 3/15/30 #	165,000	159,530
Sable International Finance 144A 7.125% 10/15/32 #	250,000	250,395
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	210,487
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	196,509
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	182,753
		2,102,883

Schedule of investments
Nomura Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.64%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	$ 324,306
Carnival 144A 6.00% 5/1/29 #	185,000	187,775
Goodyear Tire & Rubber 5.25% 7/15/31	145,000	132,324
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	194,977
4.875% 1/15/30	135,000	134,889

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	205,946
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	340,803
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	260,637
		1,781,657
Consumer Non-Cyclical — 0.41%
CHS 144A 5.25% 5/15/30 #	213,000	199,853
Tenet Healthcare
4.25% 6/1/29	139,000	136,012
6.875% 11/15/31	100,000	108,712
		444,577
Electric — 1.39%
California Buyer 144A 6.375% 2/15/32 #	300,000	303,300
Calpine
144A 5.00% 2/1/31 #	25,000	25,060
144A 5.125% 3/15/28 #	240,000	240,124

Lightning Power 144A 7.25% 8/15/32 #	235,000	249,565
NRG Energy 144A 3.625% 2/15/31 #	125,000	116,764
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	204,465
Vistra Operations
144A 5.00% 7/31/27 #	50,000	50,058
144A 5.625% 2/15/27 #	190,000	190,181

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	130,868
		1,510,385
Energy — 0.87%
CNX Resources 144A 6.00% 1/15/29 #	185,000	185,987
Genesis Energy 8.25% 1/15/29	205,000	214,311
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	73,188
Nabors Industries 144A 9.125% 1/31/30 #	145,000	152,491
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	189,327

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26		65,000	$ 65,265
6.375% 10/1/30		60,000	62,537
			943,106
Financials — 0.07%
HAT Holdings I 144A 3.75% 9/15/30 #		75,000	69,197
			69,197
Technology — 0.37%
Iron Mountain 144A 4.50% 2/15/31 #		275,000	263,985
Seagate Data Storage Technology 144A 5.75% 12/1/34 #		135,000	138,330
			402,315
Transportation — 0.20%
Air Canada 144A 3.875% 8/15/26 #		175,000	173,766
Delta Air Lines 7.375% 1/15/26		47,000	47,135
			220,901
Total Corporate Bonds (cost $9,668,833)			9,662,603

Non-Agency Commercial Mortgage-Backed Securities — 0.79%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •		200,000	184,130
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49		740,000	677,027
Total Non-Agency Commercial Mortgage-Backed Securities (cost $977,531)			861,157

Loan Agreements — 1.01%
Communications — 0.23%
Charter Communications Operating Tranche B5 6.235% (SOFR03M + 2.25%) 12/15/31 •		250,110	249,969
			249,969
Electric — 0.78%
Calpine
5.715% (SOFR01M + 1.75%) 2/15/32 •	USD	58,105	58,134
Tranche B-10 5.715% (SOFR01M + 1.75%) 1/31/31 •	USD	311,675	311,827

Calpine Construction Finance 5.965% (SOFR01M + 2.00%) 7/31/30 •		121,711	121,956

Schedule of investments
Nomura Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Loan Agreements (continued)
Electric (continued)

Hamilton Projects Acquiror 6.465% (SOFR01M + 2.50%) 5/30/31 •		194,179	$ 195,352
Vistra Operations 5.715% (SOFR01M + 1.75%) 12/20/30 •		160,163	160,651
			847,920
Total Loan Agreements (cost $1,095,927)			1,097,889

Sovereign Bonds — 8.77%Δ
Australia — 0.25%
Australia Government Bond
2.50% 9/20/30 ■	AUD	260,076	266,104
			266,104
Canada — 0.53%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	75,515	37,137
1.50% 12/1/44	CAD	91,239	64,176
4.00% 12/1/31	CAD	559,057	470,249
			571,562
France — 1.90%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #	EUR	197,310	226,596
144A 0.10% 3/1/29 #	EUR	608,171	688,270
144A 0.10% 3/1/36 #	EUR	143,266	139,710
144A 0.10% 7/25/38 #	EUR	386,258	365,240
144A 0.10% 7/25/47 #	EUR	123,568	94,876
144A 0.10% 7/25/53 #	EUR	59,100	40,655
144A 3.15% 7/25/32 #	EUR	388,874	509,897
			2,065,244
Germany — 0.45%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	182,826	170,092
0.50% 4/15/30 ■	EUR	279,925	322,544
			492,636
Italy — 1.33%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #	EUR	637,532	671,440
144A 0.15% 5/15/51 #	EUR	65,269	46,483
144A 1.30% 5/15/28 #	EUR	400,174	468,814

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro
144A 2.55% 9/15/41 #	EUR	205,124	$ 258,383
			1,445,120
Japan — 0.38%
Japanese Government CPI Linked Bond
0.10% 3/10/29	JPY	61,871,150	408,281
			408,281
Spain — 0.51%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #	EUR	312,937	365,189
144A 2.05% 11/30/39 #	EUR	157,953	192,075
			557,264
United Kingdom — 3.42%
United Kingdom Inflation-Linked Gilt
0.125% 8/10/31 ■	GBP	294,246	368,697
0.125% 3/22/39 ■	GBP	296,097	309,047
0.125% 3/22/44 ■	GBP	484,182	447,739
0.125% 11/22/56 ■	GBP	129,290	96,344
0.125% 3/22/58 ■	GBP	319,293	232,867
0.125% 11/22/65 ■	GBP	92,519	61,415
0.125% 3/22/68 ■	GBP	122,947	80,102
0.125% 3/22/73 ■	GBP	43,108	29,845
0.25% 3/22/52 ■	GBP	243,727	202,254
0.75% 11/22/47 ■	GBP	294,905	297,097
1.25% 11/22/54 ■	GBP	421,830	454,744
2.00% 1/26/35 ■	GBP	358,000	1,133,128
			3,713,279
Total Sovereign Bonds (cost $9,366,807)			9,519,490

US Treasury Obligations — 11.06%
US Treasury Inflation Indexed Bonds
0.125% 10/15/26		3,977,840	3,945,884
0.125% 2/15/52		215,887	119,349
0.375% 7/15/27		1,937,612	1,919,328
0.75% 2/15/42		259,799	207,708
1.00% 2/15/46		441,231	344,491
1.625% 10/15/29		2,859,872	2,907,810
2.125% 1/15/35		2,086,524	2,147,411

Schedule of investments
Nomura Global Listed Real Assets Fund
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Bonds
2.125% 2/15/54	431,119	$ 403,224
Total US Treasury Obligations (cost $11,996,909)		11,995,205
	Number of shares
Common Stocks — 64.64%♣
Communication Services — 1.08%
Cellnex Telecom 144A #, †	26,587	828,348
China Tower Class H 144A #	145,525	210,313
Helios Towers †	65,707	129,133
		1,167,794
Consumer Discretionary — 0.38%
Hyatt Hotels Class A	1,507	207,077
Neinor Homes 144A #, †	5,474	108,904
Wyndham Hotels & Resorts	1,357	99,644
		415,625
Consumer Staples — 0.65%
Bunge Global	7,424	702,310
		702,310
Diversified Real Estate Activities — 1.32%
Lendlease	17,949	65,180
Mitsubishi Estate	21,200	449,009
Mitsui Fudosan	34,900	362,678
Sumitomo Realty & Development	6,700	286,112
Sun Hung Kai Properties	21,956	266,872
		1,429,851
Energy — 11.98%
ARC Resources	36,981	682,114
BP ADR	16,328	573,603
Cheniere Energy	2,931	621,372
Chord Energy	3,568	323,689
DHT Holdings	31,121	413,287
Diamondback Energy	5,722	819,333
Enbridge	27,107	1,263,982
EQT	5,071	271,704
Expand Energy	7,708	796,313
Gibson Energy	22,934	390,968
Helmerich & Payne	24,054	631,658
HF Sinclair	7,643	394,379

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Energy (continued)
Kimbell Royalty Partners	50,910	$ 674,048
Kinder Morgan	16,835	440,909
Koninklijke Vopak	7,936	359,311
ONEOK	7,509	503,103
Parex Resources	27,376	350,166
Peabody Energy	14,851	407,214
Permian Resources	28,215	354,380
Shell	38,695	1,447,487
Unit	13,404	430,671
Valero Energy	5,008	849,157
		12,998,848
Financials — 0.32%
DigitalBridge Group	22,743	269,050
HMC Capital	37,459	75,979
		345,029
Industrials — 5.17%
Aena 144A #	13,481	365,941
Aeroports de Paris	5,498	753,501
Airports of Thailand	192,600	245,701
Arcosa	5,803	591,906
Athens International Airport	19,137	221,024
Atlas Arteria	98,077	311,875
Auckland International Airport	152,777	709,904
Canadian National Railway	2,268	217,478
Enav 144A #	133,191	695,764
Grupo Aeroportuario del Sureste ADR	1,402	423,881
Motiva Infraestrutura de Mobilidade	40,099	118,286
Sacyr	120,621	530,553
Transurban Group	44,383	420,496
		5,606,310
Information Technology — 1.15%
First Solar †	2,631	702,319
NEXTDC †	52,565	542,038
		1,244,357
Materials — 14.51%
Alcoa	16,769	616,932
Anglo American	23,263	878,617
Canfor †	32,585	284,136
CF Industries Holdings	9,293	774,014

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Coeur Mining †	29,603	$ 508,284
Corteva	9,721	597,258
CRH	8,113	957,519
Endeavour Mining	13,837	558,782
ERO Copper †	32,963	703,891
Hudbay Minerals	55,243	883,888
International Paper	17,264	667,081
Louisiana-Pacific	4,369	380,584
Metallus †	25,763	453,171
Methanex	13,495	530,623
Newmont	17,023	1,378,352
Nutrien	20,701	1,127,169
SSR Mining †	18,070	408,541
Steel Dynamics	7,601	1,191,837
Teck Resources Class B	7,736	331,878
Titan	6,127	274,723
Valterra Platinum	11,997	732,861
West Fraser Timber	9,219	562,651
Wheaton Precious Metals	9,767	942,711
		15,745,503
Real Estate Development — 0.07%
Lifestyle Communities †	21,542	73,012
		73,012
Real Estate Operating Companies/Developer — 0.95%
Catena	2,301	111,559
Corp Inmobiliaria Vesta ADR	2,940	89,288
CTP 144A #	4,690	97,739
Fastighets Balder †	20,885	153,050
Hongkong Land Holdings	22,500	137,475
LEG Immobilien	3,291	250,552
TAG Immobilien	6,840	113,453
Wihlborgs Fastigheter	7,514	73,002
		1,026,118
REIT Data Center — 2.13%
Digital Realty Trust	1,885	321,223
Equinix	2,174	1,839,226
Keppel DC REIT	84,469	155,102
		2,315,551

	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Diversified — 1.02%
CapitaLand Integrated Commercial Trust	110,600	$ 201,384
Land Securities Group	28,657	233,974
Merlin Properties Socimi	14,932	232,526
Nomura Real Estate Master Fund	86	91,742
Shaftesbury Capital	72,557	133,827
Stockland	52,829	218,112
		1,111,565
REIT Healthcare — 2.67%
American Healthcare REIT	6,504	294,761
Ventas	14,203	1,048,040
Welltower	8,600	1,556,944
		2,899,745
REIT Hotel & Resort — 0.36%
Invincible Investment	393	175,704
Ryman Hospitality Properties	2,442	212,234
		387,938
REIT Industrial — 2.84%
CapitaLand Ascendas REIT	79,600	172,458
First Industrial Realty Trust	7,989	441,632
Goodman Group	33,064	714,564
LondonMetric Property	72,244	180,513
Nippon Prologis REIT	489	284,306
Prologis	7,291	904,740
Rexford Industrial Realty	7,062	291,802
Warehouses De Pauw CVA	3,399	86,271
		3,076,286
REIT Multifamily — 1.18%
Advance Residence Investment	108	116,893
AvalonBay Communities	3,029	526,804
Centurion Accommodation Reit †	206,900	168,496
Essex Property Trust	1,598	402,328
UNITE Group	8,227	61,281
		1,275,802
REIT Office — 0.62%
Japan Real Estate Investment	220	181,442
Kilroy Realty	7,839	331,198
Orix JREIT	241	163,106
		675,746

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Retail — 2.90%
Acadia Realty Trust	9,774	$ 186,390
Agree Realty	7,755	566,192
First Capital Real Estate Investment Trust	10,471	140,430
Link REIT	36,578	190,550
Macerich	12,313	211,168
NETSTREIT	15,614	290,733
Simon Property Group	4,414	775,805
Tanger	8,504	276,890
Unibail-Rodamco-Westfield †	4,936	510,005
		3,148,163
REIT Self-Storage — 0.72%
Public Storage	2,797	779,132
		779,132
REIT Single Family — 0.60%
Invitation Homes	23,230	653,924
		653,924
REIT Specialty — 0.78%
VICI Properties	28,214	846,138
		846,138
REIT Telecom Tower — 0.58%
American Tower	1,268	226,947
Crown Castle	4,500	405,990
		632,937
Utilities — 10.66%
American Electric Power	5,470	657,822
China Gas Holdings	175,200	180,148
CLP Holdings	51,000	435,143
CMS Energy	7,467	549,198
Dominion Energy	9,128	535,722
EDP Renovaveis	38,439	561,809
Enel	45,396	459,001
ERG	12,831	330,696
Essential Utilities	16,992	663,198
Eversource Energy	5,255	387,871
Exelon	14,681	677,088
HK Electric Investments & HK Electric Investments	142,000	110,376
National Grid	64,869	971,490
NextEra Energy	12,327	1,003,418
Pennon Group	60,052	409,046

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
PG&E	35,565	$ 567,617
Redeia	17,149	308,560
Sempra	8,471	778,824
Spire	3,827	330,653
SSE	10,815	272,219
Terna - Rete Elettrica Nazionale	31,249	320,066
United Utilities Group	47,601	750,714
Xcel Energy	3,817	309,826
		11,570,505
Total Common Stocks (cost $62,315,280)		70,128,189

Exchange-Traded Fund — 2.74%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	134,349	2,973,143
Total Exchange-Traded Fund (cost $2,739,793)		2,973,143

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.98%)	357,500	357,500
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.01%)	357,500	357,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.09%)	357,500	357,500
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.00%)	357,500	357,500
Total Short-Term Investments (cost $1,430,000)		1,430,000
Total Value of Securities—99.24% (cost $99,591,080)		107,667,676

Receivables and Other Assets Net of Liabilities—0.76%		825,769
Net Assets Applicable to 8,057,768 Shares Outstanding—100.00%		$108,493,445
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedule of investments
Nomura Global Listed Real Assets Fund
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of Rule 144A securities was $14,754,795, which represents 13.60% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
The following forward foreign currency exchange contracts were outstanding at October 31, 2025:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	AUD	(267,309)	USD	173,775	11/14/25	$—	$(1,156)
CITI	EUR	46,700	USD	(54,732)	11/14/25	—	(858)
CITI	GBP	493,500	USD	(663,378)	11/14/25	—	(15,047)
JPMCB	EUR	(4,006,542)	USD	4,699,061	11/14/25	77,097	—
JPMCB	JPY	(61,924,975)	USD	422,560	11/14/25	20,165	—
TD	CAD	(801,629)	USD	582,056	11/14/25	10,097	—
TD	GBP	(3,182,026)	USD	4,303,479	11/14/25	123,117	—
Total Forward Foreign Currency Exchange Contracts						$230,476	$(17,061)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
JPMCB – JPMorgan Chase Bank
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Nomura Global Listed Real Assets Fund	October 31, 2025
Assets:
Investments, at value*	$107,667,676
Foreign currencies, at valueΔ	52,031
Cash	448,952
Unrealized appreciation on forward foreign currency exchange contracts	230,476
Dividends and interest receivable	227,743
Receivable for securities sold	201,895
Receivable for fund shares sold	91,676
Prepaid expenses	33,866
Foreign tax reclaims receivable	24,218
Other assets	863
Total Assets	108,979,396
Liabilities:
Payable for fund shares redeemed	162,735
Payable for securities purchased	113,724
Audit and tax fees payable	53,546
Accounting fees payable to affiliates	27,753
Investment management fees payable to affiliates	27,055
Sub-transfer agent fees and expenses payable	21,958
Other accrued expenses	20,117
Custody fees payable	19,394
Unrealized depreciation on forward foreign currency exchange contracts	17,061
Reports and statements to shareholders expenses payable to affiliates	14,602
Distribution fees payable to affiliates	8,006
Total Liabilities	485,951
Total Net Assets	$108,493,445

Net Assets Consist of:
Paid-in capital	$102,548,067
Total distributable earnings (loss)	5,945,378
Total Net Assets	$108,493,445

Net Asset Value

Class A:
Net assets	$31,476,214
Shares of beneficial interest outstanding, unlimited authorization, no par	2,348,245
Net asset value per share	$13.40
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$14.22

Class C:
Net assets	$268,743
Shares of beneficial interest outstanding, unlimited authorization, no par	20,084
Net asset value per share	$13.38

Class R:
Net assets	$2,260,260
Shares of beneficial interest outstanding, unlimited authorization, no par	168,941
Net asset value per share	$13.38

Institutional Class:
Net assets	$68,575,598
Shares of beneficial interest outstanding, unlimited authorization, no par	5,081,163
Net asset value per share	$13.50

Class R6:
Net assets	$5,912,630
Shares of beneficial interest outstanding, unlimited authorization, no par	439,335
Net asset value per share	$13.46
*Investments, at cost	$99,591,080
ΔForeign currencies, at cost	52,367
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Nomura Global Listed Real Assets Fund	Year ended October 31, 2025
Investment Income:
Dividends	$2,411,036
Interest	1,723,884
Foreign tax withheld	(105,591)
4,029,329

Expenses:
Management fees	823,521
Distribution expenses — Class A	78,790
Distribution expenses — Class C	3,053
Distribution expenses — Class R	11,132
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	125,776
Registration fees	107,553
Audit and tax fees	64,182
Accounting and administration expenses	55,683
Reports and statements to shareholders expenses	40,986
Legal fees	40,298
Custodian fees	37,817
Trustees’ fees	5,486
Other	28,089
1,422,366
Less expenses waived	(312,675)
Less expenses paid indirectly	(4,527)
Total operating expenses	1,105,164
Net Investment Income (Loss)	2,924,165

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$3,213,450
Foreign currencies	85,190
Forward foreign currency exchange contracts	(318,435)
Net realized gain (loss)	2,980,205

Net change in unrealized appreciation (depreciation) on:
Investments	5,477,853
Foreign currencies	(858)
Forward foreign currency exchange contracts	68,810
Net change in unrealized appreciation (depreciation)	5,545,805
Net Realized and Unrealized Gain (Loss)	8,526,010
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,450,175
[1]	Includes $49,890 in proceeds from the settlement of class action litigation.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Nomura Global Listed Real Assets Fund
	Year ended
	10/31/25	10/31/24
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,924,165	$2,978,809
Net realized gain (loss)	2,980,205	(2,253,341)
Net change in unrealized appreciation (depreciation)	5,545,805	13,193,923
Net increase (decrease) in net assets resulting from operations	11,450,175	13,919,391

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(644,590)	(1,124,369)
Class C	(3,923)	(9,646)
Class R	(41,092)	(71,350)
Institutional Class	(1,581,011)	(2,261,665)
Class R6	(148,018)	(221,918)
	(2,418,634)	(3,688,948)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	986,650	895,768
Class C	7,071	45,596
Class R	211,135	175,098
Institutional Class	10,057,984	26,068,069
Class R6	118,597	586,791

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	610,598	1,072,102
Class C	3,922	9,581
Class R	41,092	71,350
Institutional Class	1,580,081	2,260,474
Class R6	115,826	181,056
	13,732,956	31,365,885

	Year ended
	10/31/25	10/31/24
Capital Share Transactions (See Note 6) (continued):
Cost of shares redeemed:
Class A	$(6,787,297)	$(6,788,995)
Class C	(123,005)	(413,333)
Class R	(526,655)	(723,372)
Institutional Class	(22,796,600)	(21,720,345)
Class R6	(1,486,079)	(667,673)
	(31,719,636)	(30,313,718)
Increase (decrease) in net assets derived from capital share transactions	(17,986,680)	1,052,167
Net Increase (Decrease) in Net Assets	(8,955,139)	11,282,610

Net Assets:
Beginning of year	117,448,584	106,165,974
End of year	$108,493,445	$117,448,584
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Nomura Global Listed Real Assets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$12.31	$11.19	$12.85	$14.67	$11.43

0.31	0.31	0.33	0.34	0.21
1.04[2]	1.19	(0.49)	(1.20)	3.24
1.35	1.50	(0.16)	(0.86)	3.45

(0.26)	(0.38)	(0.37)	(0.49)	(0.21)
—	—	(1.13)	(0.47)	—
(0.26)	(0.38)	(1.50)	(0.96)	(0.21)

$13.40	$12.31	$11.19	$12.85	$14.67

11.13%	13.49%	(1.65%)	(6.23%)	30.28%

$31,476	$34,094	$35,471	$40,036	$45,151
1.18%	1.23%	1.26%	1.31%	1.33%
1.46%	1.37%	1.41%	1.38%	1.39%
2.49%	2.52%	2.75%	2.48%	1.53%
2.21%	2.38%	2.60%	2.41%	1.47%
61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$12.30	$11.14	$12.81	$14.63	$11.39

0.22	0.22	0.24	0.24	0.10
1.04[2]	1.17	(0.48)	(1.21)	3.23
1.26	1.39	(0.24)	(0.97)	3.33

(0.18)	(0.23)	(0.30)	(0.38)	(0.09)
—	—	(1.13)	(0.47)	—
(0.18)	(0.23)	(1.43)	(0.85)	(0.09)

$13.38	$12.30	$11.14	$12.81	$14.63

10.31%	12.57%	(2.32%)	(6.95%)	29.31%

$269	$357	$652	$1,334	$1,601
1.93%	1.98%	2.01%	2.06%	2.08%
2.21%	2.12%	2.16%	2.13%	2.14%
1.74%	1.82%	2.00%	1.73%	0.78%
1.46%	1.68%	1.85%	1.66%	0.72%
61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$12.29	$11.17	$12.83	$14.65	$11.41

0.28	0.27	0.30	0.31	0.17
1.05[2]	1.18	(0.48)	(1.21)	3.24
1.33	1.45	(0.18)	(0.90)	3.41

(0.24)	(0.33)	(0.35)	(0.45)	(0.17)
—	—	(1.13)	(0.47)	—
(0.24)	(0.33)	(1.48)	(0.92)	(0.17)

$13.38	$12.29	$11.17	$12.83	$14.65

10.89%	13.12%	(1.83%)	(6.49%)	30.02%

$2,260	$2,344	$2,569	$3,574	$4,046
1.43%	1.48%	1.51%	1.56%	1.58%
1.71%	1.62%	1.66%	1.63%	1.64%
2.25%	2.27%	2.50%	2.23%	1.28%
1.97%	2.13%	2.35%	2.16%	1.22%
61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$12.39	$11.27	$12.92	$14.75	$11.49

0.35	0.33	0.36	0.38	0.25
1.05[2]	1.21	(0.49)	(1.22)	3.25
1.40	1.54	(0.13)	(0.84)	3.50

(0.29)	(0.42)	(0.39)	(0.52)	(0.24)
—	—	(1.13)	(0.47)	—
(0.29)	(0.42)	(1.52)	(0.99)	(0.24)

$13.50	$12.39	$11.27	$12.92	$14.75

11.49%	13.74%	(1.40%)	(6.03%)	30.62%

$68,575	$73,985	$61,496	$64,432	$66,426
0.93%	0.98%	1.01%	1.06%	1.08%
1.21%	1.12%	1.16%	1.13%	1.14%
2.74%	2.75%	3.00%	2.73%	1.78%
2.46%	2.61%	2.85%	2.66%	1.72%
61%	73%	64%	65%	60%

Financial highlights
Nomura Global Listed Real Assets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total impact by 0.08%.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
$12.36	$11.25	$12.89	$14.72	$11.47

0.36	0.35	0.37	0.40	0.26
1.05[2]	1.19	(0.48)	(1.22)	3.24
1.41	1.54	(0.11)	(0.82)	3.50

(0.31)	(0.43)	(0.40)	(0.54)	(0.25)
—	—	(1.13)	(0.47)	—
(0.31)	(0.43)	(1.53)	(1.01)	(0.25)

$13.46	$12.36	$11.25	$12.89	$14.72

11.56%	13.82%	(1.25%)	(5.95%)	30.71%

$5,913	$6,669	$5,978	$5,559	$8,495
0.83%	0.89%	0.92%	0.97%	1.00%
1.11%	1.06%	1.07%	1.03%	1.04%
2.86%	2.86%	3.09%	2.82%	1.86%
2.58%	2.69%	2.94%	2.76%	1.82%
61%	73%	64%	65%	60%

Notes to financial statements
Nomura Global Listed Real Assets Fund	October 31, 2025
Nomura Global Listed Real Assets Fund (formerly, Macquarie Global Listed Real Assets Fund through November 30, 2025) (Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended October 31, 2025, and for all open tax years (years ended October 31, 2022–October 31, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of

Notes to financial statements
Nomura Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the year ended October 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign

Notes to financial statements
Nomura Global Listed Real Assets Fund
1. Significant Accounting Policies (continued)
dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only, and did not affect the Fund’s financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2025, the Fund earned $4,234 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2025, the Fund earned $293 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT), formerly Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion. Prior to December 1, 2025, DMC was a series of MIMBT, which was renamed NIMBT.
Effective February 27, 2025, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.80% of the Fund’s Class R6 shares’ average daily net assets through February 26, 2026. Prior to February 27, 2025, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.98% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.88% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from February 27, 2025 through February 26, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.15%*	1.90%*	1.40%*	0.90%*	0.80%*
*	Prior to February 27, 2025, these amounts for Class A, Class C, Class R, Institutional Class, and Class R6 shares were 1.23%, 1.98%, 1.48%, 0.98%, and 0.88%, respectively.
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), renamed Nomura Investment Management Austria Kapitalanlage AG effective December 1, 2025, serves as sub-advisor for the Fund. MIMAK works together with DMC to make day-to-day investment decisions for the Fund and to determine the Fund's asset allocation. In addition, MIMAK and DMC may seek investment advice and recommendations relating to fixed income securities from their affiliates: Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Fund equity security trades on behalf of DMC. DMC may also permit MIMEL and MIMGL to

Notes to financial statements
Nomura Global Listed Real Assets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
exercise investment discretion and perform trading for fixed income securities, as applicable, in certain markets where DMC believes it will be beneficial to utilize MIMEL’s or MIMGL’s specialized market knowledge, and DMC may also seek quantitative support from MIMGL. MIMEL and MIMGL are also responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time. For these services, DMC, not the Fund, may pay MIMAK, MIMEL, and MIMGL a portion of its investment management fee.
Effective December 1, 2025, employees of DMC’s affiliates outside the US participate in the management of the Fund as "associated persons" of DMC under DMC’s oversight, in accordance with SEC guidance as to "participating affiliate" arrangements. These associated persons may, on behalf of DMC, provide discretionary investment management services, trading, research and related services directly or indirectly to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation (VanEck) serves as sub-advisor to the Fund. DMC and MIMAK seek non-discretionary model portfolio and allocation recommendations from VanEck with respect to the Fund’s natural resources sleeve based upon which DMC will purchase and sell natural resources securities for the Fund
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended October 31, 2025, the Fund paid $8,993 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the year ended October 31, 2025, the Fund paid $7,459 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under "Dividend disbursing, transfer agent and sub-transfer agent fees and expenses." The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended October 31, 2025, the Fund paid $2,495 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended October 31, 2025, DDLP earned $528 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2025, DDLP received gross CDSC commissions of $1 and $28 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
As of December 1, 2025 (Closing Date), Nomura Holding America Inc. completed the acquisition of Macquarie Asset Management’s US and European public investments business. The closing of this transaction resulted in the automatic termination of the Fund's investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund. On the Closing Date, the new investment advisory agreement, any applicable sub-advisory agreement, and the Fund’s name change to Nomura Global Listed Real Assets Fund went effective.

Notes to financial statements
Nomura Global Listed Real Assets Fund
3. Investments
For the year ended October 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$50,312,792
Purchases of US government securities	15,660,023
Sales other than US government securities	64,668,657
Sales of US government securities	18,092,084
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At October 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$100,621,295
Aggregate unrealized appreciation of investments and derivatives	$10,414,130
Aggregate unrealized depreciation of investments and derivatives	(3,154,334)
Net unrealized appreciation of investments and derivatives	$7,259,796
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2025:
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$70,128,189	$—	$70,128,189
Corporate Bonds	—	9,662,603	9,662,603
Exchange-Traded Fund	2,973,143	—	2,973,143
Loan Agreements	—	1,097,889	1,097,889
Non-Agency Commercial Mortgage-Backed Securities	—	861,157	861,157
Sovereign Bonds	—	9,519,490	9,519,490
US Treasury Obligations	—	11,995,205	11,995,205
Short-Term Investments	1,430,000	—	1,430,000
Total Value of Securities	$74,531,332	$33,136,344	$107,667,676

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$230,476	$230,476

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(17,061)	$(17,061)

[1]Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the year ended October 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.

Notes to financial statements
Nomura Global Listed Real Assets Fund
3. Investments (continued)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. As of October 31, 2025, there were no Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024 were as follows:
	Year ended
	10/31/25	10/31/24
Ordinary income	$2,418,634	$3,688,948
5. Components of Net Assets on a Tax Basis
As of October 31, 2025, the components of net assets on a tax basis were as follows:
Paid-in capital	$102,548,067
Undistributed ordinary income	967,515
Capital loss carryforwards	(1,987,283)
Other temporary differences	(291,353)
Unrealized appreciation of investments, foreign currencies, and derivatives	7,256,499
Net assets	$108,493,445
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of forward foreign currency exchange contracts, and tax recognition of unrealized gain on passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2025, the Fund had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2025, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 1,342,871	$644,412	$ 1,987,283
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	10/31/25	10/31/24
Shares sold:
Class A	79,033	73,630
Class C	572	3,812
Class R	17,247	14,565
Institutional Class	809,419	2,110,153
Class R6	9,539	48,623

Shares issued upon reinvestment of dividends and distributions:
Class A	47,973	88,841
Class C	308	797
Class R	3,229	5,923
Institutional Class	123,633	186,035
Class R6	9,094	14,929
	1,100,047	2,547,308

Shares redeemed:
Class A	(547,852)	(562,188)
Class C	(9,831)	(34,143)
Class R	(42,189)	(59,862)
Institutional Class	(1,821,450)	(1,781,949)
Class R6	(118,754)	(55,598)
	(2,540,076)	(2,493,740)
Net increase (decrease)	(1,440,029)	53,568

Notes to financial statements
Nomura Global Listed Real Assets Fund
6. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the years ended October 31, 2025 and 2024, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Year ended
10/31/25	—	115	1,755	1,881	—	$22,861
10/31/24	2,426	653	—	652	2,410	37,346
7. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of October 31, 2025, or at any time during the year then ended.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At October 31, 2025, the Fund received $72,998 in securities as collateral for open forward foreign currency exchange contracts. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended October 31, 2025, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
During the year ended October 31, 2025, the Fund experienced unrealized and net realized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations”, respectively.
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended October 31, 2025:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$10,475,384	$566,144
9. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and forward foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

Notes to financial statements
Nomura Global Listed Real Assets Fund
9. Offsetting (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At October 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Citigroup	$—	$(17,061)	$(17,061)
JPMorgan Chase Bank	97,262	—	97,262
TD Bank	133,214	—	133,214
Total	$230,476	$(17,061)	$213,415
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Citigroup	$(17,061)	$—	$—	$—	$—	$(17,061)
JPMorgan Chase Bank	97,262	(72,998)	—	—	—	24,264
TD Bank	133,214	—	—	—	—	133,214
Total	$213,415	$(72,998)	$—	$ —	$ —	$140,417
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended October 31, 2025, the Fund had no securities out on loan.
11. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Notes to financial statements
Nomura Global Listed Real Assets Fund
11. Credit and Market Risks (continued)
The value of the Fund’s shares will be affected by factors particular to real estate, infrastructure, natural resources, and inflation-linked securities and related industries or sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The investment team does not plan to always implement exposure to commodities in the Fund, however, they will consider holding commodity exchange-traded funds in market scenarios where inflation is running higher than normal and their asset allocation model signals for additional commodity exposure. In addition, the Fund may use futures and options on commodities for a variety of purposes such as hedging against adverse changes in the market prices of securities, as a substitute for purchasing or selling securities, to increase the Fund’s return as a non-hedging strategy that may be considered speculative and to manage the Fund’s portfolio characteristics.
The use of forward foreign currency contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.
Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals.

Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk, and financing risk. Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets. In addition, the change in presidential administration could significantly impact the regulation of United States financial markets and dramatically alter existing trade, tax, energy, and infrastructure policies, among others. It is not possible to predict what, if any, changes will be made or their potential effect on the economy, securities markets, or financial stability of the United States, or on the energy, natural resources, infrastructure, and other markets.
High yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The market value of natural resources securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. Because the Fund invests significantly in natural resources securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource.
Energy infrastructure Master Limited Partnerships (MLPs) are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including those due to commodity production, volumes, commodity prices, weather conditions, terrorist attacks, etc. They are also subject to significant federal, state, and local government regulation. Investment in MLPs may also have tax consequences for shareholders. If the Fund retains its investment until its basis is reduced to zero, subsequent distributions will be taxable at ordinary income rates and shareholders may receive corrected 1099s.

Notes to financial statements
Nomura Global Listed Real Assets Fund
11. Credit and Market Risks (continued)
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. In addition, recent trade tensions and the imposition of tariffs may disrupt markets and lead to heightened market volatility.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the year ended October 31, 2025.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest in ETFs managed by DMC and/or its affiliates (Affiliated ETFs) and ETFs that managed by unaffiliated investment advisers (Unaffiliated ETFs). The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests, and because they are exchange listed they may be subject to trading halts, premiums and discounts. In addition, DMC and its affiliates may benefit from investing in Affiliated ETFs and DMC's ability to allocate investments among Affiliated and Unaffiliated ETFs creates conflicts of interest.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day

Notes to financial statements
Nomura Global Listed Real Assets Fund
11. Credit and Market Risks (continued)
functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
13. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to October 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent registered public accounting firm
To the Shareholders of Nomura Global Listed Real Assets Fund and Board of Trustees of Delaware Pooled® Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nomura Global Listed Real Assets Fund (formerly Macquarie Global Listed Real Assets Fund, the “Fund”), a series of Delaware Pooled Trust, as of October 31, 2025, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended October 31, 2024, and prior, were audited by other auditors whose report dated December 20, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures.  Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Delaware Management Company since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2025

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended October 31, 2025, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)*	100.00%
(B) Qualifying Dividends[1]	18.12%

(A) is based on a percentage of the Fund’s total distributions.
(B) is based on the Fund’s  ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 59.91%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Registered Public Accounting Firm
At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Global Listed Real Assets Fund (formerly, Macquarie Global Listed Real Assets Fund) (the "Fund") for the fiscal year ending October 31, 2025. PricewaterhouseCoopers LLP (PwC) audited the Fund’s financial statements for the fiscal years ended October 31, 2023 and October 31, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a)

(1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Nomura Global Listed Real Assets Fund shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
For	Against	Abstain
4,465,290	64,599	18,723
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025
At a meeting held on August 12-14, 2025 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie Global Listed Real Assets Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2025, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2025. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.

The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and individuals, and enhancements to existing processes and testing as discussed further below). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. , the parent company of DMC, regarding its U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, shareholder reports, and other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the proposed acquisition by Nomura Holding America, Inc. (“Nomura”) of the US and European public investments business of Macquarie Asset Management, including DMC (the “MAM Business”). The Board considered information from DMC and Nomura regarding the transaction, as well as the approvals made by the Board, at a special board meeting held on June 18, 2025 that, among other things, authorized management to seek shareholder approval of new advisory agreements for the Fund complex with DMC that if approved by shareholders, would become effective upon the closing of the transaction. The Board noted the anticipated benefits to shareholders of the change in ownership of the MAM Business, including the resources available to DMC when it becomes part of Nomura’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including the Fund’s portfolio managers. The Board noted that two of the Fund’s portfolio managers who previously provided investment management services to the Fund through DMC were expected to begin providing those services to it on or about October 1, 2025 as employees of Van Eck Associates Corporation through a sub-advisory agreement with DMC. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted the changes that would occur with respect to the Affiliated Sub-Advisers following the closing of the Transaction, including whether and how such sub-advisers would continue to provide investment services to the Fund.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
Based on this information, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided until the closing of the transaction) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting, and reports provided by JDL throughout the year. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5- and 10-year or since inception periods, as applicable, ended December 31, 2024.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional real return funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the fourth quartile of its Performance Universe, for the 3-year period was in the third quartile of its Performance Universe, and for the 10-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-year period and outperformed its benchmark index for the 3-, 5-, and 10-year periods. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods. The Board also noted that the Fund changed its investment strategy in June 2024. The Board noted the limited period of performance data available since the Fund changed its investment strategy and that it would continue to evaluate the Fund’s performance.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by

Broadridge for Institutional Class shares. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Universe and all other similar funds with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers. In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Universe were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Universe average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations. These potentially include procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the representations of DMC and Nomura, the Board did not find that any ancillary benefits received, or likely to be received in the near future, by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Regarding the proposed sub-advisory agreement (“Sub-Advisory Agreement”), with Van Eck and Associates Corporation (“VanEck”), the Board considered and reviewed information about VanEck, including its personnel, operations and financial condition, which had been provided by VanEck. The Board also reviewed material furnished by Manager, including: a memorandum from Manager reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by VanEck; research and analysis concerning Manager’s proposal of VanEck; a description of VanEck’s proposed sub-advisory fees under the Sub-Advisory Agreement, along with fees that VanEck charges other comparable investment companies or accounts; information concerning VanEck’s organizational structure and the experience of its investment management personnel; a “due diligence” summary report describing various material items in relation to VanEck’s personnel, organization and policies; a copy of VanEck’s Form ADV brochure, summaries of VanEck’s compliance policies and procedures and its Code of Ethics; and a copy of the Sub-Advisory Agreement.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the review of the Sub-Advisory Agreement and discussed, in detail, the matters related to such approval. The materials prepared by DMC specifically in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the Meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services. The Board considered the nature, quality, and extent of services that VanEck would provide as a sub-advisor to the Funds. The Board took into account the investment process to be employed by VanEck in connection with the sub-advisor’s responsibilities in conjunction with DMC in managing the Funds, and the qualifications and experience of VanEck’s portfolio management team with regard to implementing the investment mandate of the Fund, including that the team is led by two portfolio managers who formerly worked at Macquarie and acted as portfolio managers to the Fund or provided investment advice to the Fund’s portfolio management team. The Board considered VanEck’s organization, personnel, and operations. The Trustees also considered the Manager’s review and recommendation process with respect to VanEck, and the Manager’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by VanEck to the Fund. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by VanEck to the Fund and its shareholders and was confident in the abilities of VanEck to provide quality services to the Fund and its shareholders.
Investment Performance. In evaluating performance, the Board recognized that VanEck had not yet managed the Fund but that members of the portfolio management team had provided investment advice to the Fund’s portfolio management team. The Board noted the Manager’s

Other Fund information (Unaudited)
Nomura Global Listed Real Assets Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 12-14, 2025 (continued)
favorable representation of VanEck’s performance in managing other funds with similar strategies. The Board also considered the Manager’s representation that the Manager would continue to provide oversight and monitor VanEck’s services.
Sub-advisory Fees. The Board considered the appropriateness of the sub-advisory fees in light of the nature, extent, and quality of the sub-advisory services to be provided by VanEck. The Board noted that the sub-advisory fees are paid by the Manager to VanEck and are not additional fees borne by the Fund, and that the management fee paid by the Fund to the Manager would stay the same at current asset levels. The Board concluded that in light of the quality and extent of the services to be provided and the business relationships between the Manager and the Sub-Advisor, the proposed fee arrangement was reasonable.
Profitability, Economies of Scale and Fall-Out Benefits. Information about VanEck’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. The Trustees noted that economies of scale are shared with the Fund and their shareholders through investment management fee breakpoints so that as the Fund grows in size, its effective investment management fee rate declines, and they also noted that DMC had put in place a fee waiver for the Fund that was currently in effect. The Board was also provided with information on potential fall-out benefits derived or to be derived by VanEck in connection with its relationship to the Fund, such as soft dollar arrangements.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the Sub-advisory Agreement.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management is the asset management division of Nomura Group. Nomura Asset Management is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT.
The Fund is governed by US laws and regulations.
(5023739)
AR-095-1225
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Independent Registered Public Accounting Firm

At a meeting held on September 9, 2025, the Board of Trustees (Board), upon recommendation of the Audit Committee, approved the appointment of Cohen & Company, Ltd. (Cohen & Co) to serve as the independent registered public accounting firm for Nomura Global Real Assets Fund (formerly, Macquarie Global Real Assets Fund) (the “Fund”) for the fiscal year ending October 31, 2025. PricewaterhouseCoopers LLP (PwC) audited the Fund’s financial statements for the fiscal years ended October 31, 2023 and October 31, 2024. PwC’s reports on those financial statements did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, during the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, (i) there were no disagreements between the Fund and PwC on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of PwC, would have caused them to make reference to the disagreement in their reports; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. During the fiscal years ended October 31, 2023 and October 31, 2024 and during the subsequent interim period through September 9, 2025, neither the Board nor anyone on its behalf has consulted with Cohen & Co at any time prior to their selection with respect to (i) the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was a change in the Registrant’s independent public accountant during the period covered by the report. Attached herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Pooled Trust

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	January 6, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 6, 2026